American Century Quantitative Equity Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

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DISCIPLINED GROWTH FUND * DISCIPLINED GROWTH 130/30 FUND
EQUITY GROWTH FUND * EQUITY GROWTH 130/30 FUND * GLOBAL GOLD FUND
INCOME & GROWTH FUND * INTERNATIONAL CORE EQUITY FUND * LONG-SHORT EQUITY FUND
NT EQUITY GROWTH FUND * NT SMALL COMPANY FUND * SMALL COMPANY FUND * UTILITIES FUND

Supplement dated June 1, 2008 * Statement of Additional  Information dated April
30, 2008

EFFECTIVE JUNE 1, 2008, THE FOLLOWING SENTENCE REPLACES THE LAST SENTENCE OF THE
SECOND PARAGRAPH ON PAGE 44 OF THE STATEMENT OF ADDITIONAL INFORMATION:

     Because the short sales of Disciplined Growth 130/30,  Equity Growth 130/30 and Long-Short  Equity are executed through Goldman,  Sachs & Co., such transactions  are not aggregated  with  transactions  of the other funds or those of the advisor's other clients.

EFFECTIVE JUNE 30, 2008, LONG-SHORT EQUITY FUND WILL BE RENAMED LONG-SHORT
MARKET NEUTRAL FUND. ALL REFERENCES TO THE FUND NAME IN THE STATEMENT OF
ADDITIONAL INFORMATION WILL BE CHANGED ACCORDINGLY. THIS CHANGE DOES NOT AFFECT
THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES OR RISKS.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

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